Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt [Abstract]
Schedule of Long-Term Debt Repayments

Scheduled long‑term debt repayments as of December 31, 2015, are as follows (in thousands):

Year Ending December 31,	Amount
2016	$-
2017	-
2018	-
2019	-
2020	665
Thereafter	7,435
Total	$8,100